Investments Measured at Fair Value on Recurring Basis (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Fair Value, Measurements, Recurring USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring INR	Mar. 31, 2011 Fair Value, Measurements, Recurring INR	Mar. 31, 2012 Fair Value, Measurements, Recurring Securities Available-for-Sale INR	Mar. 31, 2011 Fair Value, Measurements, Recurring Securities Available-for-Sale INR	Mar. 31, 2012 Fair Value, Measurements, Recurring Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2011 Fair Value, Measurements, Recurring Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2012 Fair Value, Measurements, Recurring Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Securities Available-for-Sale INR	Mar. 31, 2011 Fair Value, Measurements, Recurring Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Securities Available-for-Sale INR	Mar. 31, 2012 Fair Value, Measurements, Recurring Fair Value Measurements Using Significant other observable inputs (Level 2) USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2011 Fair Value, Measurements, Recurring Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2012 Fair Value, Measurements, Recurring Fair Value Measurements Using Significant other observable inputs (Level 2) Securities Available-for-Sale INR	Mar. 31, 2011 Fair Value, Measurements, Recurring Fair Value Measurements Using Significant other observable inputs (Level 2) Securities Available-for-Sale INR
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	$ 1,513.9	77,043.4	38,216.9		77,043.4	38,216.9				0	2.9				77,043.4	38,214.0
Investments				$ 17,361.8	883,545.0	666,333.7	806,501.6	628,116.8	$ 13.2	673.4	876.9	673.4	874.0	$ 17,348.6	882,871.6	665,456.8	805,828.2	627,242.8